Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Revenue	$—	$—	$—	$3,056
Loss before tax (including $24.3 million gain from disposal in 2014)	(36,211)	(18,137)	(46,720)	(7,121)
Income tax benefit	—	(5,977)	—	7,804
Loss from discontinued operations, net of tax	(36,211)	(12,160)	(46,720)	(14,925)
Net loss from discontinued operations per share (Note11):
Basic	$(0.71)	$(0.24)	$(0.92)	$(0.30)
Diluted	$(0.71)	$(0.24)	$(0.92)	$(0.30)

Weighted-average number of shares outstanding-basic	51,172	50,043	51,033	49,441
Weighted-average number of shares outstanding-diluted	51,172	50,043	51,033	49,441